NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (108,350)	$ (80,293)	$ (45,025)
Net loss attributable to non-controlling interest	(743)	(1,169)	(1,311)
Adjustment attributable to non-controlling interest	(14,979)	16,689	5,487
Deemed dividend to ordinary shareholders	0	0	4,569
Net loss attributable to WalkMe Ltd.	$ (92,628)	$ (95,813)	$ (53,770)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	85,116,424	51,763,032	13,217,183
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	85,116,424	51,763,032	13,217,183
Net loss per share attributable to ordinary shareholders, basic	$ (1.09)	$ (1.85)	$ (4.07)
Net loss per share attributable to ordinary shareholders, diluted	$ (1.09)	$ (1.85)	$ (4.07)